BALANCES IN FOREIGN CURRENCY AND FOREIGN CURRENCY EXCHANGE RATE IMPACT IN PROFIT OR LOSS. (Details 1) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Total Liabilities, current	$ 1,579,764	$ 1,399,394
Other current financial liabilities	537,596	500,344
Bank Loans	215,049	392,872
Financial Leases	30,916	44,341
Other Loans	291,631	63,131
Trade and other current payables	659,618	717,346
Accounts payable to related companies	10,229	11,208
Other current provisions	413	2,728
Current tax liabilities	153,642	8,088
Current provisions for employee benefits	5,656	5,730
Other current non-financial liabilities	212,610	153,950
Total non-current liabilities	5,675,013	5,478,313
Other non-current financial liabilities	4,044,279	3,778,567
Bank Loans	725,386	465,585
Financial Leases	37,271	68,035
Other Loans	3,281,622	3,244,947
Non-current payables	2,230	0
Other non-current provisions	33,884	36,008
Deferred tax liabilities	1,417,658	1,485,365	$ 1,631,065
Non-current provisions for employee benefits	64,895	66,033
Other non-current non-financial liabilities	112,067	112,340
Not later than three months [member]
Total Liabilities, current	1,160,815	1,045,364
Other current financial liabilities	121,606	148,778
Bank Loans	84,778	110,700
Financial Leases	7,265	9,928
Other Loans	29,563	28,150
Trade and other current payables	659,618	717,342
Accounts payable to related companies	10,229	11,208
Other current provisions	413	2,728
Current tax liabilities	152,994	6,361
Current provisions for employee benefits	4,923	5,595
Other current non-financial liabilities	211,032	153,352
Later than three months and not later than one year [member]
Total Liabilities, current	418,949	354,030
Other current financial liabilities	415,990	351,566
Bank Loans	130,271	282,172
Financial Leases	23,651	34,413
Other Loans	262,068	34,981
Trade and other current payables	0	4
Accounts payable to related companies	0	0
Other current provisions	0	0
Current tax liabilities	648	1,727
Current provisions for employee benefits	733	135
Other current non-financial liabilities	1,578	598
Later than one year and not later than five years [member]
Total non-current liabilities	2,506,687	3,025,553
Other non-current financial liabilities	1,451,888	1,455,641
Bank Loans	526,062	327,424
Financial Leases	37,271	68,035
Other Loans	888,555	1,060,182
Non-current payables	2,230	0
Other non-current provisions	33,884	36,008
Deferred tax liabilities	841,723	1,355,531
Non-current provisions for employee benefits	64,895	66,033
Other non-current non-financial liabilities	112,067	112,340
Later than five years [member]
Total non-current liabilities	3,168,326	2,452,760
Other non-current financial liabilities	2,592,391	2,322,926
Bank Loans	199,324	138,161
Financial Leases	0	0
Other Loans	2,393,067	2,184,765
Non-current payables	0	0
Other non-current provisions	0	0
Deferred tax liabilities	575,935	129,834
Non-current provisions for employee benefits	0	0
Other non-current non-financial liabilities	0	0
U.S Dollar [Member]
Other current financial liabilities	445,076	418,418
Bank Loans	208,221	385,829
Other Loans	236,855	32,589
Trade and other current payables	184,989	193,562
Accounts payable to related companies	1,777	1,354
Other current provisions	413	622
Current tax liabilities	88	283
Other current non-financial liabilities	188,346	119,891
Other non-current financial liabilities	2,614,348	2,479,630
Bank Loans	717,559	449,079
Other Loans	1,896,789	2,030,551
Non-current payables	2,230	0
Other non-current provisions	9	7
Deferred tax liabilities	1,327,291	1,376,930
Other non-current non-financial liabilities	19	13
U.S Dollar [Member] | Not later than three months [member]
Other current financial liabilities	110,329	134,125
Bank Loans	82,898	108,317
Other Loans	27,431	25,808
Trade and other current payables	184,989	193,562
Accounts payable to related companies	1,777	1,354
Other current provisions	413	622
Current tax liabilities	88	283
Other current non-financial liabilities	187,740	119,309
U.S Dollar [Member] | Later than three months and not later than one year [member]
Other current financial liabilities	334,747	284,293
Bank Loans	125,323	277,512
Other Loans	209,424	6,781
Trade and other current payables	0	0
Accounts payable to related companies	0	0
Other current provisions	0	0
Current tax liabilities	0	0
Other current non-financial liabilities	606	582
U.S Dollar [Member] | Later than one year and not later than five years [member]
Other non-current financial liabilities	1,041,304	970,631
Bank Loans	518,235	310,918
Other Loans	523,069	659,713
Non-current payables	2,230	0
Other non-current provisions	9	7
Deferred tax liabilities	751,356	1,247,096
Other non-current non-financial liabilities	19	13
U.S Dollar [Member] | Later than five years [member]
Other non-current financial liabilities	1,573,044	1,508,999
Bank Loans	199,324	138,161
Other Loans	1,373,720	1,370,838
Non-current payables	0	0
Other non-current provisions	0	0
Deferred tax liabilities	575,935	129,834
Other non-current non-financial liabilities	0	0
Euros [Member]
Trade and other current payables	7,450	9,099
Current tax liabilities	7	158
Other current non-financial liabilities	49	77
Euros [Member] | Not later than three months [member]
Trade and other current payables	7,450	9,099
Current tax liabilities	7	158
Other current non-financial liabilities	49	77
Euros [Member] | Later than three months and not later than one year [member]
Trade and other current payables	0	0
Current tax liabilities	0	0
Other current non-financial liabilities	0	0
Brazilian Real [Member]
Other current financial liabilities	6,828	7,043
Bank Loans	6,828	7,043
Trade and other current payables	64,873	124,917
Other current provisions	0	2,106
Current provisions for employee benefits	51	0
Other current non-financial liabilities	12,340	18,016
Other non-current financial liabilities	7,827	16,506
Bank Loans	7,827	16,506
Other non-current provisions	5,839	4,682
Deferred tax liabilities	90,367	108,435
Other non-current non-financial liabilities	111,841	111,634
Brazilian Real [Member] | Not later than three months [member]
Other current financial liabilities	1,880	2,383
Bank Loans	1,880	2,383
Trade and other current payables	64,873	124,917
Other current provisions	0	2,106
Brazilian Real [Member] | Later than three months and not later than one year [member]
Other current financial liabilities	4,948	4,660
Bank Loans	4,948	4,660
Trade and other current payables	0	0
Other current provisions	0	0
Brazilian Real [Member] | Later than one year and not later than five years [member]
Current provisions for employee benefits	51	0
Other current non-financial liabilities	12,340	18,016
Other non-current financial liabilities	7,827	16,506
Bank Loans	7,827	16,506
Other non-current provisions	5,839	4,682
Deferred tax liabilities	90,367	108,435
Other non-current non-financial liabilities	111,841	111,634
Brazilian Real [Member] | Later than five years [member]
Current provisions for employee benefits	0	0
Other current non-financial liabilities	0	0
Other non-current financial liabilities	0	0
Bank Loans	0	0
Other non-current provisions	0	0
Deferred tax liabilities	0	0
Other non-current non-financial liabilities	0	0
Argentine Pesos [Member]
Trade and other current payables	15,590	29,243
Current tax liabilities	16,730	46
Other current non-financial liabilities	3,037	3,215
Other non-current provisions	28,035	31,316
Other non-current non-financial liabilities	29	480
Argentine Pesos [Member] | Later than one year and not later than five years [member]
Trade and other current payables	15,590	29,243
Current tax liabilities	16,730	46
Other current non-financial liabilities	3,037	3,215
Other non-current provisions	28,035	31,316
Other non-current non-financial liabilities	29	480
Argentine Pesos [Member] | Later than five years [member]
Trade and other current payables	0	0
Current tax liabilities	0	0
Other current non-financial liabilities	0	0
Other non-current provisions	0	0
Other non-current non-financial liabilities	0	0
Other currencies [Member]
Trade and other current payables	9,650	4,936
Current tax liabilities	102	479
Other current non-financial liabilities	4,104	3,906
Non-current provisions for employee benefits	159	129
Other currencies [Member] | Not later than three months [member]
Trade and other current payables	9,650	4,936
Current tax liabilities	102	479
Other current non-financial liabilities	4,104	3,906
Other currencies [Member] | Later than three months and not later than one year [member]
Trade and other current payables	0	0
Current tax liabilities	0	0
Other current non-financial liabilities	0	0
Other currencies [Member] | Later than one year and not later than five years [member]
Non-current provisions for employee benefits	159	129
Other currencies [Member] | Later than five years [member]
Non-current provisions for employee benefits	0	0
Chilean Pesos [Member]
Other current financial liabilities	5,017	5,624
Financial Leases	5,017	5,624
Trade and other current payables	348,886	333,529
Accounts payable to related companies	8,452	9,854
Current tax liabilities	136,715	7,122
Current provisions for employee benefits	5,605	5,730
Other current non-financial liabilities	4,734	8,825
Other non-current financial liabilities	5,821	9,839
Financial Leases	5,821	9,839
Other non-current provisions	1	3
Non-current provisions for employee benefits	64,736	65,904
Other non-current non-financial liabilities	178	213
Chilean Pesos [Member] | Not later than three months [member]
Other current financial liabilities	1,334	1,508
Financial Leases	1,334	1,508
Trade and other current payables	348,886	333,525
Accounts payable to related companies	8,452	9,854
Current tax liabilities	136,067	5,395
Current provisions for employee benefits	4,872	5,595
Other current non-financial liabilities	3,762	8,809
Chilean Pesos [Member] | Later than three months and not later than one year [member]
Other current financial liabilities	3,683	4,116
Financial Leases	3,683	4,116
Trade and other current payables	0	4
Accounts payable to related companies	0	0
Current tax liabilities	648	1,727
Current provisions for employee benefits	733	135
Other current non-financial liabilities	972	16
Chilean Pesos [Member] | Later than one year and not later than five years [member]
Other non-current financial liabilities	5,821	9,839
Financial Leases	5,821	9,839
Other non-current provisions	1	3
Non-current provisions for employee benefits	64,736	65,904
Other non-current non-financial liabilities	178	213
Chilean Pesos [Member] | Later than five years [member]
Other non-current financial liabilities	0	0
Financial Leases	0	0
Other non-current provisions	0	0
Non-current provisions for employee benefits	0	0
Other non-current non-financial liabilities	0	0
U.F. [Member]
Other current financial liabilities	80,675	69,259
Financial Leases	25,899	38,717
Other Loans	54,776	30,542
Trade and other current payables	28,180	22,060
Other current non-financial liabilities	0	20
Other non-current financial liabilities	1,416,283	1,272,592
Financial Leases	31,450	58,196
Other Loans	1,384,833	1,214,396
U.F. [Member] | Not later than three months [member]
Other current financial liabilities	8,063	10,762
Financial Leases	5,931	8,420
Other Loans	2,132	2,342
Trade and other current payables	28,180	22,060
Other current non-financial liabilities	0	20
U.F. [Member] | Later than three months and not later than one year [member]
Other current financial liabilities	72,612	58,497
Financial Leases	19,968	30,297
Other Loans	52,644	28,200
Trade and other current payables	0	0
Other current non-financial liabilities	0	0
U.F. [Member] | Later than one year and not later than five years [member]
Other non-current financial liabilities	396,936	458,665
Financial Leases	31,450	58,196
Other Loans	365,486	400,469
U.F. [Member] | Later than five years [member]
Other non-current financial liabilities	1,019,347	813,927
Financial Leases	0	0
Other Loans	$ 1,019,347	$ 813,927